Investment Objectives and Goals - iShares Securitized Income Active ETF	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES SECURITIZED INCOME ACTIVE ETF Ticker: SECU Stock Exchange: CBOE BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of iShares Securitized Income Active ETF (the “Fund”) is to seek high total return.